Reportable Segments And Geographical Information (Schedule Of Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Property and equipment, net	$ 28,299	$ 22,014
Customer Interactions Solutions [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	14,535	10,464
Security Solutions [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	4,533	4,109
Financial Crime And Compliance Solutions [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	7,319	5,997
Non-Allocated [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 1,912	$ 1,444